UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431
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Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2006

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

                Contents

3	President's Letter
5	Illustration of Portfolio Expenses
7	Waddell & Reed InvestEd Growth Portfolio
14	Waddell & Reed InvestEd Balanced Portfolio
21	Waddell & Reed InvestEd Conservative Portfolio
27	Notes to Financial Statements
35	Proxy Voting Information
36	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current Waddell & Reed InvestEd Portfolios, Inc. prospectus, along with the InvestEd Program Overview and InvestEd Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the InvestEd Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

From the President of Waddell & Reed
InvestEd Portfolios, Inc.

       June 30, 2006

Dear Shareholder:

Enclosed is our report on your Portfolio's operations for the six months ended June 30, 2006. Stock prices rose during the period, despite increased market volatility this past spring and higher interest rates. The S&P 500 Index advanced 2.71 percent over the period, led by value stocks. Many international stocks posted even higher returns for the period as investors sought greater portfolio diversification. The Morgan Stanley Capital International EAFE Index climbed 10.16 percent, led primarily by Asian stocks.

Tighter central bank monetary policies around the world resulted in a weak bond market since December. The Citigroup Broad Investment Grade Index fell 0.78 percent for the period. The Federal Reserve gave mixed signals as to how much more it will raise short-term interest rates in an effort to combat inflation, which appears to be accelerating.

A change in climate

Overall, the investing climate changed substantially late in the period, as many investors lost some of their appetite for higher risk investments such as commodities, emerging market securities and low quality stocks. Why? Certainty and unbridled optimism regarding global growth have been replaced with sobering realities, including:

· Rising geopolitical tensions, marked by the saber rattling of insecure regimes in Iran and North Korea, continued peacekeeping problems in Iraq and deteriorating Israeli-Palestinian relations.

· Uncertainty over the scope of interest rate increases. A new Federal Reserve chairman and changing market conditions have contributed to challenges in making Fed policy positions clear to investors. Meanwhile, Japan and Europe are each adopting more restrictive monetary policies, with Japan changing course for the first time in many years.

· High energy prices and increased global energy demand. Although prices appear still subject to seasonal fluctuations and geopolitical issues, the reality of permanently higher gasoline and heating/cooling costs, thanks to growing demand in China, India and elsewhere, appears to be having an effect on U.S. consumers.

· A slowdown in the U.S. housing market. While average home prices have not dropped a great deal, market conditions have shifted decidedly to favor buyers, with "for sale" inventory up sharply in many regions as home affordability has fallen to a two-decade low.

Financial markets don't like uncertainty. Neither do consumers. For now, we appear to have entered a period when fear of the unknown has replaced greed as the market's dominant emotion. It may take a little while for answers to surface when it comes to the key questions surrounding economic slowdown, interest rate policy, corporate profit trends and whether the U.S. dollar will weaken, hurting consumers' purchasing power.

Uncertainty creates opportunity

Over time, we believe that the outlook will be cleared up in positive fashion for those investors who are properly diversified. We believe that slowing growth in the world's economy is a good thing that should help to preempt overheating. The tightening that is taking place should help lead to an adequate, not drastic, slowdown, in our opinion. Uncertainty offers an opportunity to reassess your position, rethink the road you're traveling and, if needed, rebalance your portfolio. Through appropriate diversification in multiple asset classes, you potentially take advantage of long-term change.

Your financial advisor can help you maintain an appropriate investment strategy as part of a customized financial plan based on your individual goals. We believe that focusing on that plan, despite changes in market condition, is important as you work toward a sound financial future. Thank you for your confidence and continued partnership.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Waddell & Reed InvestEd Portfolios, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2006.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. As of the close of the six months covered by the tables, a customer is charged an initial fee of $10 for each new account. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Account Value 12-31-05	Ending Account Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,045.70	0.25%	$1.23
Based on 5% Return (2)	$1,000	$1,023.55	0.25%	$1.21

Balanced Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Account Value 12-31-05	Ending Account Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,037.70	0.25%	$1.22
Based on 5% Return (2)	$1,000	$1,023.55	0.25%	$1.21

Conservative Portfolio Expenses
For the Six Months Ended June 30, 2006	Beginning Account Value 12-31-05	Ending Account Value 6-30-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,019.20	0.25%	$1.21
Based on 5% Return (2)	$1,000	$1,023.55	0.25%	$1.21

*Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2006, and divided by 365.

(1)This section uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Account Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Waddell & Reed Advisors Core Investment Fund, Class Y	$17.42
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$15.02
Waddell & Reed Advisors Value Fund, Class Y	$14.80
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$10.15
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$9.82
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$9.58
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$7.72
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.13
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$5.03
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$5.02
Cash and Cash Equivalents	$0.31

The Investments of Growth Portfolio
June 30, 2006		(Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund, Class Y	3,025,294	$20,239,215
Waddell & Reed Advisors Dividend Income Fund, Class Y	404,040	5,963,630
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,229,595	11,788,020
Waddell & Reed Advisors High Income Fund, Inc., Class Y	810,009	5,848,264
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,102,207	17,448,318
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	594,987	5,830,876
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	1,030,175	11,125,893
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	569,653	8,966,345
Waddell & Reed Advisors Value Fund, Class Y	1,339,959	17,191,669
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	1,169,390	11,413,246

TOTAL AFFILIATED MUTUAL FUNDS - 99.69%		$115,815,476

(Cost: $96,321,835)

SHORT-TERM SECURITY - 0.25%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.4% Repurchase Agreement dated 6-30-06 to be repurchased at $288,106 on 7-3-06 (A)	$288	$288,000
(Cost: $288,000)

TOTAL INVESTMENT SECURITIES - 99.94%		$116,103,476

(Cost: $96,609,835)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.06%		64,868

NET ASSETS - 100.00%		$116,168,344

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $294,292 United States Treasury Bond, 8.0% due 11-15-21; market value and accrued interest aggregate $296,797.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $96,610) (Notes 1 and 3)	$116,103
Cash	6
Receivables:
Portfolio shares sold	217
Dividends and interest	3
Prepaid and other assets	15

Total assets	116,344

LIABILITIES
Payable to Portfolio shareholders	105
Payable for investment securities purchased	70
Accrued service and distribution fees (Note 2)	1

Total liabilities	176

Total net assets	$116,168

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	93,051
Accumulated undistributed income:
Accumulated undistributed net investment income	456
Accumulated undistributed net realized gain on investment transactions	3,158
Net unrealized appreciation in value of investments	19,494

Net assets applicable to outstanding units of capital	$116,168

Net asset value per share (net assets divided by shares outstanding)	$13.51

Capital shares outstanding	8,601
Capital shares authorized	500,000

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends from affiliates	$582
Interest and amortization	11

Total income	593

Expenses (Note 2):
Distribution fee:
Class B	1
Class C	–	*
Service fee:
Class A	131
Class B	6
Class C	2

Total expenses	140

Net investment income	453

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	1,382
Unrealized appreciation in value of affiliated mutual funds	2,897

Net gain on investments	4,279

Net increase in net assets resulting from operations	$4,732

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)                                                                                                 (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$453	$617
Realized net gain on investments	1,382	2,996
Unrealized appreciation	2,897	4,507

Net increase in net assets resulting from operations	4,732	8,120

Distributions to shareholders from (Note 1C): (1)
Net investment income:
Class A	(–)	(631)
Class B	(–)	(– )*
Class C	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(818)
Class B	(–)	(126)
Class C	(–)	(50)

	(–)	(1,625)

Capital share transactions (Note 5)	7,806	12,026

Total increase	12,538	18,521
NET ASSETS
Beginning of period	103,630	85,109

End of period	$116,168	$103,630

Undistributed net investment income	$456	$3

*Not shown due to rounding.

(1)See "Financial Highlights" on page 13.

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the period from 10-1-01(1) through
6-30-06	2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$12.92	$12.06	$11.14	$9.17	$10.84	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.10	0.08	0.08	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.54	0.99	1.03	2.01	(1.54)	0.84

Total from investment operations	0.59	1.09	1.11	2.09	(1.53)	0.86

Less distributions from:
Net investment income	(0.00)	(0.10)	(0.08)	(0.08)	(0.09)	(0.02)
Capital gains	(0.00)	(0.13)	(0.11)	(0.04)	(0.05)	(0.00)

Total distributions	(0.00)	(0.23)	(0.19)	(0.12)	(0.14)	(0.02)

Net asset value, end of period	$13.51	$12.92	$12.06	$11.14	$9.17	$10.84

Total return (2)	4.57%	8.99%	9.99%	22.53%	-13.94%	8.63%
Net assets, end of period (in millions)	$116	$86	$69	$50	$29	$9
Ratio of expenses to average net assets including expense waiver	0.25	%(3)	0.74%	0.82%	1.19%	1.46%	1.67	%(3)
Ratio of net investment income to average net assets including expense waiver	0.81	%(3)	0.81%	0.77%	0.90%	0.69%	1.18	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.25	%(3)(4)	1.00%	1.03%	1.19	%(4)	1.48%	1.71	% (3)
Ratio of net investment income to average net assets excluding expense waiver	0.81	%(3)(4)	0.55%	0.56%	0.90	%(4)	0.67%	1.14	%(3)
Portfolio turnover rate	4%	5%	11%	19%	28%	0%

(1)Commencement of operations.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Waddell & Reed Advisors Bond Fund, Class Y	$19.86
Waddell & Reed Advisors Core Investment Fund, Class Y	$15.31
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$13.96
Waddell & Reed Advisors Value Fund, Class Y	$11.78
Waddell & Reed Advisors Cash Management, Inc., Class A	$10.11
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$6.85
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$6.67
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.11
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$5.05
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$4.99
Cash and Cash Equivalents	$0.31

The Investments of Balanced Portfolio
June 30, 2006		(Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,648,358	$15,837,183
Waddell & Reed Advisors Cash Management, Inc., Class A	8,061,396	8,061,396
Waddell & Reed Advisors Core Investment Fund, Class Y	1,824,085	12,203,130
Waddell & Reed Advisors Dividend Income Fund, Class Y	276,100	4,075,236
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,102,998	4,025,944
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,341,397	11,133,600
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	406,319	3,981,925
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	492,599	5,320,066
Waddell & Reed Advisors Value Fund, Class Y	732,160	9,393,613
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	559,264	5,458,413

TOTAL AFFILIATED MUTUAL FUNDS - 99.69%		$79,490,506

(Cost: $69,404,129)

SHORT-TERM SECURITY - 0.29%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.4% Repurchase Agreement dated 6-30-06 to be repurchased at $235,086 on 7-3-06 (A)	$235	$235,000
(Cost: $235,000)

TOTAL INVESTMENT SECURITIES - 99.98%		$79,725,506

(Cost: $69,639,129)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.02%		12,122

NET ASSETS - 100.00%		$79,737,628

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $239,272 United States Treasury Bond, 8.0% due 11-15-21; market value and accrued interest aggregate $241,309.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $69,639) (Notes 1 and 3)	$79,726
Cash	4
Receivables:
Portfolio shares sold	289
Dividends and interest	7
Prepaid and other assets	3

Total assets	80,029

LIABILITIES
Payable to Portfolio shareholders	181
Payable for investment securities purchased	100
Accrued service and distribution fees (Note 2)	1
Other	9

Total liabilities	291

Total net assets	$79,738

NET ASSETS
$0.001 par value capital stock:
Capital stock	$6
Additional paid-in capital	67,255
Accumulated undistributed income:
Accumulated undistributed net investment income	603
Accumulated undistributed net realized gain on investment transactions	1,788
Net unrealized appreciation in value of investments	10,086

Net assets applicable to outstanding units of capital	$79,738

Net asset value per share (net assets divided by shares outstanding)	$12.40

Capital shares outstanding	6,429
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends from affiliates	$688
Interest and amortization	6

Total income	694

Expenses (Note 2):
Distribution fee:
Class B	–	*
Class C	–	*
Service fee:
Class A	89
Class B	4
Class C	3

Total expenses	96

Net investment income	598

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	849
Unrealized appreciation in value of affiliated mutual funds	1,382

Net gain on investments	2,231

Net increase in net assets resulting from operations	$2,829

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)                                                                                                  (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$598	$778
Realized net gain on investments	849	1,567
Unrealized appreciation	1,382	2,271

Net increase in net assets resulting from operations	2,829	4,616

Distributions to shareholders from (Note 1C): (1)
Net investment income:
Class A	(–)	(712)
Class B	(–)	(36)
Class C	(–)	(38)
Realized gains on investment transactions:
Class A	(–)	(573)
Class B	(–)	(80)
Class C	(–)	(78)

	(–)	(1,517)

Capital share transactions (Note 5)	2,948	6,583

Total increase	5,777	9,682
NET ASSETS
Beginning of period	73,961	64,279

End of period	$79,738	$73,961

Undistributed net investment income	$603	$5

(1)See "Financial Highlights" on page 20.

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	6-30-06		2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$11.95		$11.42	$10.85	$9.47		$10.57	$10.00

Income (loss) from investment operations:
Net investment income	0.09		0.15	0.12	0.12		0.06	0.03
Net realized and unrealized gain (loss) on investments	0.36		0.65	0.70	1.41		(0.97)	0.57

Total from investment operations	0.45		0.80	0.82	1.53		(0.91)	0.60

Less distributions from:
Net investment income	(0.00)		(0.15)	(0.12)	(0.12)		(0.14)	(0.03)
Capital gains	(0.00)		(0.12)	(0.13)	(0.03)		(0.05)	(0.00)

Total distributions	(0.00)		(0.27)	(0.25)	(0.15)		(0.19)	(0.03)

Net asset value, end of period	$12.40		$11.95	$11.42	$10.85		$9.47	$10.57

Total return (2)	3.77%		7.00%	7.55%	15.90%		-8.45%	6.00%
Net assets, end of period (in millions)	$80		$58	$49	$38		$25	$9
Ratio of expenses to average net assets including expense waiver	0.25	%(3)	0.71%	0.78%	1.09%		1.35%	1.67	%(3)
Ratio of net investment income to average net assets including expense waiver	1.55	%(3)	1.32%	1.13%	1.32%		1.30%	1.70	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.25	%(3)(4)	1.01%	0.99%	1.09	%(4)	1.37%	1.72	%(3)
Ratio of net investment income to average net assets excluding expense waiver	1.55	%(3)(4)	1.02%	0.92%	1.32	%(4)	1.28%	1.65	%(3)
Portfolio turnover rate	3%		5%	12%	18%		29%	0%

(1)Commencement of operations.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on June 30, 2006, your Portfolio owned:

Waddell & Reed Advisors Cash Management, Inc., Class A	$30.12
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	$29.82
Waddell & Reed Advisors Government Securities Fund, Class Y	$19.72
Waddell & Reed Advisors Core Investment Fund, Class Y	$10.14
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.08
Waddell & Reed Advisors Value Fund, Class Y	$4.88
Cash and Cash Equivalents	$0.24

The Investments of Conservative Portfolio
June 30, 2006		(Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	8,575,892	$8,575,892
Waddell & Reed Advisors Core Investment Fund, Class Y	431,647	2,887,717
Waddell & Reed Advisors Dividend Income Fund, Class Y	97,972	1,446,064
Waddell & Reed Advisors Government Securities Fund, Class Y	1,059,431	5,614,983
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	866,360	8,490,327
Waddell & Reed Advisors Value Fund, Class Y	108,443	1,391,327

TOTAL AFFILIATED MUTUAL FUNDS - 99.76%		$28,406,310

(Cost: $28,006,701)

SHORT-TERM SECURITY - 0.31%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.4% Repurchase Agreement dated 6-30-06 to be repurchased at $89,033 on 7-3-06 (A)	$89	$89,000
(Cost: $89,000)

TOTAL INVESTMENT SECURITIES - 100.07%		$28,495,310

(Cost: $28,095,701)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.07%)		(21,009)

NET ASSETS - 100.00%		$28,474,301

Notes to Schedule of Investments
(A)Collateralized by $90,847 United States Treasury Bond, 8.0% due 11-15-21; market value and accrued interest aggregate $91,620.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CONSERVATIVE PORTFOLIO
      June 30, 2006
      (In Thousands, Except for Per Share Amounts)                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $28,096) (Notes 1 and 3)	$28,495
Cash	4
Receivables:
Portfolio shares sold	74
Dividends and interest	13
Prepaid and other assets	2

Total assets	28,588

LIABILITIES
Payable to Portfolio shareholders	113
Accrued service and distribution fees (Note 2)	1

Total liabilities	114

Total net assets	$28,474

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	27,407
Accumulated undistributed income:
Accumulated undistributed net investment income	398
Accumulated undistributed net realized gain on investment transactions	266
Net unrealized appreciation in value of investments	400

Net assets applicable to outstanding units of capital	$28,474

Net asset value per share (net assets divided by shares outstanding)	$10.64

Capital shares outstanding	2,676
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      CONSERVATIVE PORTFOLIO
      For the Six Months Ended June 30, 2006
      (In Thousands)                                                                                                 (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends from affiliates	$419
Interest and amortization	6

Total income	425

Expenses (Note 2):
Distribution fee:
Class B	–	*
Class C	–	*
Service fee:
Class A	30
Class B	1
Class C	2

Total expenses	33

Net investment income	392

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	177
Unrealized depreciation in value of affiliated mutual funds	(80)

Net gain on investments	97

Net increase in net assets resulting from operations	$489

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CONSERVATIVE PORTFOLIO
      (In Thousands)                                                                                                  (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2006	2005

INCREASE IN NET ASSETS
Operations:
Net investment income	$392	$370
Realized net gain on investments	177	295
Unrealized depreciation	(80)	(145)

Net increase in net assets resulting from operations	489	520

Distributions to shareholders from (Note 1C): (1)
Net investment income:
Class A	(–)	(304)
Class B	(–)	(10)
Class C	(–)	(49)
Realized gains on investment transactions:
Class A	(–)	(138)
Class B	(–)	(9)
Class C	(–)	(43)

	(–)	(553)

Capital share transactions (Note 5)	2,566	3,093

Total increase	3,055	3,060
NET ASSETS
Beginning of period	25,419	22,359

End of period	$28,474	$25,419

Undistributed net investment income	$398	$6

(1)See "Financial Highlights" on page 26.

See Notes to Financial Statements.

Financial Highlights
      CONSERVATIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,				For the period from 10-1-01(1) through
	6-30-06		2005	2004	2003	2002	12-31-01

Net asset value, beginning of period	$10.44		$10.43	$10.35	$10.06	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.17	0.12	0.08	(0.01)	0.04
Net realized and unrealized gain on investments	0.05		0.09	0.18	0.34	0.04	0.19

Total from investment operations	0.20		0.26	0.30	0.42	0.03	0.23

Less distributions from:
Net investment income	(0.00)		(0.17)	(0.13)	(0.08)	(0.14)	(0.05)
Capital gains	(0.00)		(0.08)	(0.09)	(0.05)	(0.01)	(0.00	)*

Total distributions	(0.00)		(0.25)	(0.22)	(0.13)	(0.15)	(0.05)

Net asset value, end of period	$10.64		$10.44	$10.43	$10.35	$10.06	$10.18

Total return (2)	1.92%		2.53%	2.91%	4.07%	0.35%	2.28%
Net assets, end of period (in millions)	$28		$18	$14	$12	$8	$3
Ratio of expenses to average net assets including expense waiver	0.25	%(3)	0.85%	0.85%	1.13%	1.91%	2.14	%(3)
Ratio of net investment income to average net assets including expense waiver	2.99	%(3)	1.83%	1.27%	0.90%	0.87%	1.49	%(3)
Ratio of expenses to average net assets excluding expense waiver	0.25	%(3)(4)	1.15%	1.07%	1.18%	1.96%	2.19	%(3)
Ratio of net investment income to average net assets excluding expense waiver	2.99	%(3)(4)	1.53%	1.05%	0.85%	0.82%	1.44	%(3)
Portfolio turnover rate	27%		22%	19%	14%	81%	1%

*Not shown due to rounding.

(1)Commencement of operations.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements

      June 30, 2006                 (Unaudited)

NOTE 1 - Significant Accounting Policies

The Waddell & Reed InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. (InvestEd Portfolios) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (the Trust). An investment in the Program constitutes a purchase of an interest in the Trust, a municipal fund security. The Trust invests in the InvestEd Portfolios. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a Portfolio). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, Family College Savings Program Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Investments in funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. All distributions are automatically paid in additional shares of the distributing Portfolio.
D. Recently Issued Accounting Standard - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolios will adopt FIN 48 during 2007 and the impact on each Portfolio's financial statements, if any, is currently being assessed.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Effective January 1, 2006, all fees which would have been paid by each Portfolio have been eliminated, with the exception of the distribution and service fee.

Under its Management Agreement, for Waddell & Reed Investment Management Company's (WRIMCO) management services, until May 1, 2004, the management fee for each of the Portfolios was payable at the annual rate of 0.05% of the net assets of each Portfolio. Pursuant to a letter agreement dated April 29, 2004, WRIMCO contractually waived the management fee for the period from May 1, 2004 through April 30, 2005. Pursuant to a new agreement between WRIMCO and the Portfolios, beginning May 1, 2005, WRIMCO contractually eliminated the management fee.

Under its Management Agreement, for WRIMCO's management services, each of the underlying funds pays WRIMCO a fee as described in that fund's prospectus. The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.62%

for Waddell & Reed Advisors Dividend Income Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.70%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.63%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2005, were 0.61%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2005, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.84%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.85%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2006, were 0.68%

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios and pricing daily the value of shares of each Portfolio. Prior to January 1, 2006, for these services, each Portfolio paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

Prior to January 1, 2006, in addition, for each class of shares in excess of one, each Portfolio paid WRSCO a monthly per- class fee equal to 2.5% of the monthly accounting services base fee.

Each Portfolio, prior to January 1, 2006, paid and each underlying fund pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund paid WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Prior to January 1, 2006, under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio paid WRSCO a fee at the rate of 0.40% of net assets annually. The fee was paid daily on a pro rata basis. Each Portfolio also reimbursed W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the Portfolios) for each Portfolio's shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended June 30, 2006, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	CDSC

		Class A	Class B	Class C

Growth Portfolio	$529,667	$–	$1,215	$51
Balanced Portfolio	218,570	–	354	130
Conservative Portfolio	41,797	–	160	47

With respect to each Portfolio's shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the six-month period ended June 30, 2006, W&R paid the following amounts: Growth Portfolio - $308,130; Balanced Portfolio - $124,978; and Conservative Portfolio - $23,097.

Under a Distribution and Service Plan for each Portfolio's shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Prior to March 10, 2006, under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

Prior to January 1, 2006, the InvestEd Portfolios paid Directors' regular compensation, which were included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended June 30, 2006 are summarized as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of affiliated mutual funds	$12,649,480	$5,925,551	$10,097,596
Purchases of short-term securities	72,817,973	42,372,000	36,279,913
Proceeds from sales of affiliated mutual funds	3,921,012	2,346,539	7,155,787
Proceeds from maturities and sales of short-term securities	73,179,973	42,495,000	36,412,913

For Federal income tax purposes, cost of investments owned at June 30, 2006 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Growth Portfolio	$96,688,448	$19,595,659	$180,631	$19,415,028
Balanced Portfolio	69,674,366	11,091,630	1,040,490	10,051,140
Conservative Portfolio	28,095,701	903,815	504,206	399,609

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2005 and the related capital loss carryover and post-October activity were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$630,628	$782,615	$382,822
Distributed ordinary income	643,038	789,675	375,792
Undistributed ordinary income	6,001	6,615	7,030

Realized long-term capital gains	2,822,565	1,513,225	249,862
Distributed long-term capital gains	982,257	727,066	177,279
Undistributed long-term capital gains	1,857,505	974,268	89,090

Capital loss carryover	–	–	–

Post-October losses deferred	–	–	–

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Multiclass Operations

Prior to January 1, 2006, each Portfolio offered three classes of shares, Class A, Class B and Class C, each of which had equal rights as to assets and voting privileges.

Income, non-class specific expenses, and realized and unrealized gains and losses were allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares and Class C shares of each Portfolio were combined with Class A shares of the same Portfolio effective March 10, 2006.

Transactions in capital stock for the six-month period ended June 30, 2006 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,113	873	554
Class B	19	7	–
Class C	8	13	9
Shares issued in connection with merger of Class B into Class A	1,021	675	109
Shares issued in connection with merger of Class C into Class A	404	650	516
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	–	–	–
Class B	–	–	–
Class C	–	–	–
Shares redeemed:
Class A	(543)	(627)	(283)
Class B	(9)	(6)	(3)
Class C	(8)	(20)	(36)
Shares redeemed in connection with merger of Class B into Class A	(1,024)	(675)	(109)
Shares redeemed in connection with merger of Class C into Class A	(404)	(651)	(516)

Increase in outstanding capital shares	577	239	241

Value issued from sale of shares:
Class A	$15,004	$10,778	$5,871
Class B	251	91	1
Class C	104	162	95
Value issued in connection with merger of Class B into Class A	13,608	8,248	1,148
Value issued in connection with merger of Class C into Class A	5,381	7,948	5,429
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	–	–	–
Class B	–	–	–
Class C	–	–	–
Value redeemed:
Class A	(7,324)	(7,762)	(2,994)
Class B	(120)	(74)	(28)
Class C	(109)	(247)	(379)
Value redeemed in connection with merger of Class B into Class A	(13,608)	(8,248)	(1,148)
Value redeemed in connection with merger of Class C into Class A	(5,381)	(7,948)	(5,429)

Increase in outstanding capital	$7,806	$2,948	$2,566

Transactions in capital stock for the fiscal year ended December 31, 2005 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	1,733	1,416	790
Class B	192	151	51
Class C	113	163	212
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	111	107	42
Class B	10	10	2
Class C	4	9	9
Shares redeemed:
Class A	(940)	(938)	(454)
Class B	(115)	(197)	(122)
Class C	(143)	(159)	(240)

Increase in outstanding capital shares	965	562	290

Value issued from sale of shares:
Class A	$21,371	$16,455	$8,310
Class B	2,344	1,745	531
Class C	1,390	1,881	2,223
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	1,449	1,285	442
Class B	126	116	19
Class C	50	116	91
Value redeemed:
Class A	(11,579)	(10,929)	(4,766)
Class B	(1,402)	(2,242)	(1,258)
Class C	(1,723)	(1,844)	(2,499)

Increase in outstanding capital	$12,026	$6,583	$3,093

NOTE 6 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Family of Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

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Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the Waddell & Reed InvestEd Portfolios' prospectus, the InvestEd Program overview and the InvestEd Account Application, an additional copy of which can be obtained from your financial advisor. Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor's or designated beneficiary's home state offers any state tax or other benefits that are only available for investments in such state's 529 college savings plan.

NUR1909SA (6-06)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT IVNESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)
By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary
Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer
Date: September 6, 2006

By: /s/Theodore W. Howard
Theodore W. Howard, Vice President and Principal Financial Officer
Date: September 6, 2006